Transactions with related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Salaries, bonus and benefits (*)	R$ 44,229	R$ 48,061	R$ 45,014
Payroll charges	11,700	12,760	11,981
Share-based compensation	17,221	19,106	21,798
Total	R$ 73,150	R$ 79,927	R$ 78,793